Accumulated Other Comprehensive Income (Loss) and Non-Controlling Interests - Summary of Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	CAD 1,669	CAD 2,477
Other comprehensive income (loss)	(568)	(808)
Other	13
Accumulated other comprehensive income, ending balance	1,114	1,669
Unrealized foreign currency translation gains (losses), net of hedging activities
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	1,749	2,385
Other comprehensive income (loss)	(737)	(636)
Accumulated other comprehensive income, ending balance	1,012	1,749
Unrealized gains (losses) on available-for-sale assets
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	211	225
Other comprehensive income (loss)	135	(14)
Accumulated other comprehensive income, ending balance	346	211
Unrealized gains (losses) on cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	(6)	3
Other comprehensive income (loss)	(5)	(9)
Accumulated other comprehensive income, ending balance	(11)	(6)
Share of other comprehensive income (loss) in joint ventures and associates
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	0	76
Other comprehensive income (loss)	(31)	(76)
Accumulated other comprehensive income, ending balance	(31)	0
Remeasurement of defined benefit plans
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	(291)	(218)
Other comprehensive income (loss)	(69)	(73)
Other	13
Accumulated other comprehensive income, ending balance	(347)	(291)
Revaluation surplus on transfers to investment properties
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	6	6
Other comprehensive income (loss)	139	0
Accumulated other comprehensive income, ending balance	145	6
Participating policyholders
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	16	18
Other comprehensive income (loss)	(7)	(2)
Other	0
Accumulated other comprehensive income, ending balance	9	16
Shareholders
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income, beginning balance	1,653	2,459
Other comprehensive income (loss)	(561)	(806)
Other	13
Accumulated other comprehensive income, ending balance	1,105	1,653
Retained earnings
Disclosure of analysis of other comprehensive income by item [line items]
Transfer to retained earnings (from accumulated other comprehensive income)	(13)	0
Accumulated other comprehensive income (loss), net of taxes
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income (loss)	(561)	(806)
Transfer to retained earnings (from accumulated other comprehensive income)	CAD 13	CAD 0